Investments in associates and joint ventures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 722	£ 464
Associates | Joint ventures
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	0	0
Unutilised credit facilities	1,760	1,897
Commitments in relation to joint ventures and associates	482	443
Business Growth Fund
Disclosure of associates [line items]
Share of fair value gains (losses) on investments of associates	220	(23)
Investments in associates accounted for using equity method	£ 699	£ 441
Bottom of range
Disclosure of associates [line items]
Voting rights, Associates	20.00%
Top of range
Disclosure of associates [line items]
Voting rights, Associates	50.00%